SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of other equity instruments activity
The movement of units as of December 31, 2023, is as follows:

	Opening balance as of 01.01.2023	Granted during the period	Vested	Exercised during the period	Forfeited during the period	Closing balance as of 12.31.2023
RSU - Retention	—	3,107,603,293	—	—	(121,146,360)	2,986,456,933
PSU - Performance	—	4,251,780,158	—	—	(242,192,091)	4,009,588,067
MPPBASEDRSU - Protection	—	1,438,926,658	—	—	(192,047,245)	1,246,879,413
Total	—	8,798,310,109	—	—	(555,385,696)	8,242,924,413

Minimum guaranteed vesting of RSUs

Minimum Guaranteed Vesting of RSUs
Percentage of Units that become effective
Month 30 from Exit Date	20%
Month 42 from Exit Date	30%
Month 60 from Exit Date	50%